Capital Management - Schedule of Total Capital (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity Location [Line Items]
Equity	CAD 22,971	CAD 22,368
Capital	27,107	26,902
Gains (losses) on available-for-sale debt securities and cash flow hedges	CAD 132	76
Sun Life Assurance
Entity Location [Line Items]
Actual MCCSR ratio	221.00%
Subordinated Debt
Entity Location [Line Items]
Borrowings	CAD 3,437	3,836
Sun Life ExchangEable Capital Securities
Entity Location [Line Items]
Borrowings	699	698
Participating policyholders
Entity Location [Line Items]
Equity	650	412	CAD 168
Preferred shares | Shares
Entity Location [Line Items]
Equity	2,257	2,257	2,257
Common shares
Entity Location [Line Items]
Equity	20,064	19,699
Common shares | Shares
Entity Location [Line Items]
Equity	CAD 8,582	CAD 8,614	CAD 8,567
Bottom of range | Sun Life Assurance
Entity Location [Line Items]
Expected MCCSR ratio	200.00%